SEGMENT INFORMATION - Reportable segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Total revenue	$ 3,755	$ 3,850	[1]	$ 3,482	[1]
Total Adjusted EBITDA	1,747	1,840		1,625
CAPEX excl licenses and ROU	841	806		776
Operating segments | Pakistan**
Disclosure of operating segments [line items]
Total revenue	1,285	1,408		1,233
Total Adjusted EBITDA	654	643		612
CAPEX excl licenses and ROU	258	318		249
Operating segments | Ukraine
Disclosure of operating segments [line items]
Total revenue	971	1,055		933
Total Adjusted EBITDA	575	704		630
CAPEX excl licenses and ROU	177	203		179
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue	636	569		479
Total Adjusted EBITDA	322	307		265
CAPEX excl licenses and ROU	122	134		119
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue	233	194		198
Total Adjusted EBITDA	124	89		68
CAPEX excl licenses and ROU	64	34		52
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue	576	564		537
Total Adjusted EBITDA	210	235		228
CAPEX excl licenses and ROU	199	89		126
Operating segments | Others
Disclosure of operating segments [line items]
Total revenue	66	81		125
Total Adjusted EBITDA	26	41		22
CAPEX excl licenses and ROU	16	25		33
HQ and eliminations | HQ and eliminations
Disclosure of operating segments [line items]
Total revenue	(12)	(21)		(23)
Total Adjusted EBITDA	(164)	(179)		(200)
CAPEX excl licenses and ROU	$ 5	$ 3		$ 18

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).